Fair Value Measurement - Assets Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurement
Cash equivalents	$ 57,501	$ 129,404	$ 129,404	$ 44,669
Short-term investments	228,408	145,636	145,636	2,199
Total assets measured at fair value	285,909	275,040	275,040	46,868
Money market fund
Fair Value Measurement
Cash equivalents	56,101	74,107
Commercial paper
Fair Value Measurement
Cash equivalents	1,400	33,295
Corporate debt securities
Fair Value Measurement
Cash equivalents		2,003
Treasury bill and U.S. government and agency securities
Fair Value Measurement
Cash equivalents		19,999	19,999
Commercial paper
Fair Value Measurement
Short-term investments	174,039	122,265
Corporate debt securities
Fair Value Measurement
Cash equivalents			2,003
Short-term investments	54,369	23,371	23,371	1,100
Level 1
Fair Value Measurement
Cash equivalents	56,101	94,106	94,106	44,669
Total assets measured at fair value	56,101	94,106	94,106	44,669
Level 1 | Money market fund
Fair Value Measurement
Cash equivalents	56,101	74,107
Level 1 | Treasury bill and U.S. government and agency securities
Fair Value Measurement
Cash equivalents		19,999	19,999
Level 2
Fair Value Measurement
Cash equivalents	1,400	35,298	35,298
Short-term investments	228,408	145,636	145,636	2,199
Total assets measured at fair value	229,808	180,934	180,934	2,199
Level 2 | Commercial paper
Fair Value Measurement
Cash equivalents	1,400	33,295
Level 2 | Corporate debt securities
Fair Value Measurement
Cash equivalents		2,003
Level 2 | Commercial paper
Fair Value Measurement
Short-term investments	174,039	122,265
Level 2 | Corporate debt securities
Fair Value Measurement
Cash equivalents			2,003
Short-term investments	$ 54,369	$ 23,371	$ 23,371	$ 1,100